Income tax (benefit)/expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax credit	$ (170.2)	$ (41.5)
Total taxation charge	(7.3)	34.0		$ 107.5
Continuing operations	86.4	69.3	[1]	102.8	[1]
Discontinued operations	(93.7)	(35.3)		4.7
Total Profit/(loss) before income tax	690.8	(1,410.7)	[1]	(1,814.1)	[1]
Discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Profit/(loss) before income tax	(571.3)	(199.5)		(66.6)
Aggregate continuing and discontinuing operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes	186.6	75.5		114.0
Current taxes, prior years	(23.6)			0.4
Total current tax charge	163.0	75.5		114.4
Deferred income taxes	(207.9)	(34.8)		(32.0)
Deferred income taxes, prior periods	37.6	(6.7)		25.1
Total deferred income tax credit	(170.3)	(41.5)		(6.9)
Total taxation charge	$ (7.3)	$ 34.0		$ 107.5

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information